Convertible Promissory Notes and Warrant Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Short-Term Promissory Notes, Unsecured Loans and Advances\Convertible Promissory Notes and Warrant Agreements [Abstract]
Schedule of convertible promissory notes and warrant agreements
	As of June 30, 2018	As of December 31, 2017
2016 convertible promissory notes, net of discounts	$1,613,207	$1,543,652
2017 convertible promissory notes, net of discounts	1,073,553	504,465
Accrued interest	234,450	120,223
Total	2,921,210	2,168,340
Current portion	(1,129,781)	(2,168,340)
Long-term portion	$1,791,429	$—

	2017	2016
2016 convertible promissory notes, net of discounts	$1,543,652	$220,840
2017 convertible promissory notes, net of discounts	504,465	—
Accrued interest	120,223	4,357
	$2,168,340	$225,197